COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Commitments Under Operating Leases
Year ended December 31,

2016	$5,244
2017	4,366
2018	2,500
2019	771
2020 and thereafter	1,314

$14,195